Nature of Operations and Reorganization	12 Months Ended
Dec. 31, 2024
Nature of Operations and Reorganization
Nature of Operations and Reorganization

1. Nature of Operations and Reorganization

(a) Nature of operations

36Kr Holdings Inc. (‘‘36Kr’’ or the ‘‘Company’’), is a holding company and conducts its business mainly through its subsidiaries, a VIE and subsidiaries of the VIE (collectively referred to as the “Group”). The Group is primarily engaging in providing content and business services to new economy participants in the People’s Republic of China (the “PRC”). The Group mainly generates revenues from providing online advertising services, enterprise value-added services and subscription services (collectively referred to as the “36Kr Business”). The Group’s principal operations and geographic markets are substantially located in PRC.

The Group commenced operations in 2010. Beijing Xieli Zhucheng Finance Information Service Co., Ltd. (“Xieli”) was established in 2011 to carry out the Group’s principal business. In December 2016, the Group’s business was carved out from Xieli (“Carve-out”), and incorporated into a newly set up company named Beijing Duoke Information Technology Co., Ltd. (“Beijing Duoke”; formerly named as Beijing Pinxin Media Culture Co., Ltd. and Beijing Sanshiliuke Culture Media Co., Ltd.), which was then a wholly owned subsidiary of Xieli.

The Company was incorporated as a limited liability company in the Cayman Islands on December 3, 2018. Through a series of contemplated reorganization steps (the “Reorganization”), the Company established Beijing Dake Information Technology Co., Ltd. (“Beijing Dake”) in June 2019 to be the primary beneficiary of Beijing Duoke for accounting purposes through entering into a series of contractual arrangements and thereafter the 36Kr Business was transferred to the Group upon the completion of the Reorganization. The Reorganization was approved by the Board of Directors and a reorganization framework agreement was entered into by the Company, Beijing Duoke and the shareholders of Beijing Duoke in June 2019. Beijing Duoke has become VIE of the Group.

The ownership structure of the major subsidiaries and VIE of the Group as of December 31, 2024 is:

		Percentage of
		Direct or Indirect
	Place and year of	Economic
Major subsidiaries	Incorporation	Ownership	Principal activities
36Kr Holding Limited (“36Kr BVI” or “BVI Subsidiary”)	British Virgin Islands, established in 2018	100%	Investment holding
36Kr Holdings (HK) Limited (“36Kr HK” or “HK Subsidiary”)	Hong Kong, established in 2018	100%	Investment holding
Tianjin Duoke Investment Co., Ltd. (“Tianjin Duoke”)	The PRC, established in 2019	100%	Investment holding
Tianjin Dake Information Technology Co., Ltd. (“Tianjin Dake”)	The PRC, established in 2019	100%	Management consulting
Beijing Dake	The PRC, established in 2019	100%	Management consulting
Nanjing Dake Information Technology Co., Ltd. (“Nanjing Dake”)	The PRC, established in 2021	100%	Management consulting

		Percentage of
	Place and year of	Economic
VIE	Incorporation	Ownership	Principal activities
Beijing Duoke	The PRC, established in 2016	99%	36Kr Business

		Percentage of
	Place and year of	Economic
VIE Major subsidiaries	Incorporation	Ownership	Principal activities
Zhejiang Pinxin Technology Co., Ltd.	The PRC, established in 2019	99%	Investment holding

1. Nature of Operations and Reorganization (Continued)

(b) Initial Public Offering

On November 8, 2019, the Company completed its initial public offering (the “IPO”) on the NASDAQ. In the offering, 1,380,000 American depositary shares (“ADSs”), representing 34,500,000 Class A ordinary shares, were issued and sold to the public at a price of US$14.50 per ADS. The net proceeds to the Company from the IPO, after deducting accrued and paid commissions and offering expenses, were approximately US$12.33 million (RMB 86.24 million).

(c) Contractual agreements with the VIE

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content services, the Group operates its restricted businesses in the PRC through its VIE, whose equity interests are held by shareholders of the Group. The Company became the primary beneficiary of the VIE for accounting purposes by entering into a series of contractual arrangements with the legal shareholders who are also referred to as nominee shareholders. These nominee shareholders are the legal owners of the VIE. However, the rights of those nominee shareholders have been transferred to the Group through the contractual arrangements.

The contractual arrangements are the power of attorney, equity pledge agreement, exclusive purchase option agreement and exclusive business cooperation agreement. The Company’s management concluded that the Company, through the contractual arrangements, has the power to direct the activities that most significantly impact the VIE’s economic performance and bears the risks of and enjoys the rewards normally associated with ownership of the VIE. Therefore, the Company is the ultimate primary beneficiary of the VIE for accounting purpose. As such, the Company consolidates the financial statements of the VIE and its subsidiaries, and the financial results of the VIE were included in the Group’s consolidated financial statements in accordance with the basis of presentation as stated in Note 2 (a).

The following is a summary of the contractual agreements that were entered into by and among Beijing Dake, Beijing Duoke, and the nominee shareholders of Beijing Duoke.

Power of Attorney

Beijing Dake, Beijing Duoke and the shareholders of Beijing Duoke except for BCI, the minority investment shareholder mentioned below, have entered into an power of attorney, pursuant to which each of the shareholders of Beijing Duoke irrevocably appointed Beijing Dake (as well as its successors, including a liquidator, if any, replacing Beijing Dake) or its designated persons to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all equity interests held by each of them in Beijing Duoke, including without limitation (i) to exercise all the shareholder’s rights (including but not limited to voting rights and right to sell, transfer, pledge or dispose of all equity interests in Beijing Duoke held in part or in whole), (ii) to attend shareholders’ meetings and to execute any and all written resolutions and meeting minutes in the name and on behalf of such shareholders, and (iii) to file documents with the relevant companies registry. The agreement will remain effective until Beijing Dake unilaterally terminates the agreement in writing or all equity interests in Beijing Duoke held by its shareholders are transferred or assigned to Beijing Dake or its designated representatives

1. Nature of Operations and Reorganization (Continued)

(c) Contractual agreements with the VIE (Continued)

Equity Pledge Agreement

Beijing Dake, Beijing Duoke and the shareholders of Beijing Duoke except for BCI, the minority investment shareholder mentioned below, have entered into an equity pledge agreement, pursuant to which the shareholders of Beijing Duoke have pledged all of their equity interests in Beijing Duoke that they own, including any interest or dividend paid for the shares, to Beijing Dake as a security interest to guarantee the performance by Beijing Duoke and its shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive purchase option agreement and power of attorney. Upon the discovery of the occurrence of any circumstances or event that may lead to an event of default (as defined in the equity pledge agreement), Beijing Dake, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Beijing Dake is not liable for any loss incurred by its due exercise of such rights and powers. This pledge will become effective on the date the pledged equity interests are registered with the relevant office of industry and commerce and will remain effective until the pledgors are no longer the shareholders of Beijing Duoke.

Exclusive Purchase Option Agreement

Beijing Dake, Beijing Duoke and the shareholders of Beijing Duoke except for BCI, the minority investment shareholder mentioned below, have entered into an exclusive purchase option agreement, pursuant to which each of the shareholders of Beijing Duoke irrevocably granted Beijing Dake or its designated representatives an exclusive option to purchase, to the extent permitted under PRC law, all or part of his, her or its equity interests in Beijing Duoke. Beijing Dake or its designated representatives have sole discretion as to when to exercise such options, either in part or in full, once or at multiple times at any time. Without Beijing Dake’s prior written consent, the shareholders of Beijing Duoke shall not sell, transfer, mortgage or otherwise dispose of their equity interests in Beijing Duoke, or allow the encumbrance thereon. The agreement will remain effective until all equity interests in Beijing Duoke held by its shareholders are transferred or assigned to Beijing Dake or its designated representatives.

Exclusive Business Cooperation Agreement

Beijing Dake and Beijing Duoke have entered into an exclusive business cooperation agreement, pursuant to which Beijing Dake has the exclusive right to provide to Beijing Duoke technical support, consulting services and other services related to Beijing Duoke’s business, including business management, daily operations, strategic planning, among others. Beijing Dake has granted Beijing Duoke the right to register its intellectual property rights under Beijing Duoke. Beijing Dake has the right to purchase such intellectual property rights from Beijing Duoke at nominal prices. The scope of the services provided by Beijing Dake may be expanded from time to time per Beijing Duoke’s request. The timing and amount of the service fee payments shall be determined at the sole discretion of Beijing Dake. The term of this agreement is indefinite unless Beijing Dake unilaterally terminates the agreement in writing.

Minority Investment in Beijing Duoke

In November 2022, Beijing Cultural Investment Development Group Asset Management Co., Ltd. (“BCI”) made an investment of RMB32,492 in Beijing Duoke for 1% of Beijing Duoke’s registered capital. Such minority stake holder is entitled to customary economic rights in proportion to its equity ownership, and certain minority shareholder rights such as the right to appoint a director to Beijing Duoke’s three-member board of directors, and veto rights over certain matters related to content decision.

The minority stake holder is not a party to the contractual arrangements mentioned above that are currently in effect among Beijing Duoke, Beijing Dake and Beijing Duoke’s shareholders. As such, despite the fact that the Company is still able to enjoy economic benefits and is the primary beneficiary of Beijing Duoke and its subsidiaries, the Company is not able to purchase or have the third party minority stake holder pledge its 1% equity interests in Beijing Duoke in the same manner as agreed under existing contractual arrangements, nor is it granted the authorization of voting rights over these 1% equity interests. The Company believes Beijing Dake, the wholly-owned PRC subsidiary, still is the primary beneficiary of Beijing Duoke for accounting purpose as it continues to have a controlling financial interest in Beijing Duoke pursuant to ASC 810-10-25-38A after the issuance of such 1% equity interests.

1. Nature of Operations and Reorganization (Continued)

(c) Contractual agreements with the VIE (Continued)

Risks in relation to the VIE structure

A significant part of the Group’s business is conducted through the VIE of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of the management, the contractual arrangements with the VIE and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders indicate they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of the PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

The CEO along with other employees own the majority of the voting shares of the VIE. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIE depend on these individuals enforcing the contracts. There is a risk that the benefits of ownership between the Company and the VIE may not be aligned in the future. Given the significance and importance of the VIE, there would be a significant negative impact to the Company if these contracts were not enforced.

The Group’s operations depend on the VIE to honour its contractual agreements with the Group and the Company’s ability to enjoy economic benefits and have power over the VIE also depends on the authorization by the shareholders of the VIE to exercise voting rights on all matters requiring shareholder approval in the VIE. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable and the possibility that it will no longer be able to control and consolidate the VIE as a result of the aforementioned risks and uncertainties is remote.

It is possible that the Group’s operation of certain of its operations and businesses through the VIE could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Group’s management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote, on March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, effective on January 1, 2020 and replaced three existing laws regulating foreign investment in China, namely, the Wholly Foreign-Invested Enterprise Law of the PRC, the Sino-Foreign Cooperative Joint Venture Enterprise Law of the PRC and the Sino-Foreign Equity Joint Venture Enterprise Law of the PRC, together with their implementation rules and ancillary regulations. The Foreign Investment Law of the PRC embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. However, since it is relatively new, uncertainties still exist in relation to its interpretation and implementation. For example, the Foreign Investment Law of the PRC adds a catch-all clause to the definition of ‘‘foreign investment’’ so that foreign investment, by its definition, includes ‘‘investments made by foreign investors in China through other means defined by other laws or administrative regulations or provisions promulgated by the State Council’’ without further elaboration on the meaning of ‘‘other means.’’ It leaves leeway for the future legislations promulgated by the State Council to provide for contractual arrangements as a form of foreign investment. It is therefore uncertain whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group are currently leveraging the contractual arrangements to operate certain businesses in which foreign investors are prohibited from or restricted to investing. Furthermore, if future legislations prescribed by the State Council mandate further actions to be taken by companies with respect to existing contractual arrangement, the Group may face substantial uncertainties as to whether the Group can complete such actions in a timely manner, or at all. If the Group fails to take appropriate and timely measures to comply with any of these or similar regulatory compliance requirements, the Group’s current corporate structure, corporate governance and business operations could be materially and adversely affected.

1. Nature of Operations and Reorganization (Continued)

(c) Contractual agreements with the VIE (Continued)

Risks in relation to the VIE structure (Continued)

If the Group’s corporate structure or the contractual arrangements with the VIE were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

●	revoke the business licenses and/or operating licenses of such entities;
●	discontinue or place restrictions or onerous conditions on the Group’s operation through any transactions between the PRC subsidiary and the VIE;
●	impose fines, confiscate the income from the PRC subsidiary or the VIE, or impose other requirements with which the VIE may not be able to comply;
●	require the Group to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIE and deregistering the equity pledges of the VIE, which in turn would affect the Group’s ability to consolidate, derive economic interests from, or enjoy economic benefits and have power over the VIE;
●	restrict or prohibit the Group’s use of the proceeds of this offering to finance the Group’s business and operations in China; or
●	take other regulatory or enforcement actions that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIE, which may result in deconsolidation of the VIE in the Group’s consolidated financial statements. In the opinion of the management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among the VIE, its shareholders and relevant wholly foreign owned enterprise are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIE to honor its contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The Company’s management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under the PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIE or the nominee shareholders of the VIE fail to perform their obligations under those arrangements.

1. Nature of Operations and Reorganization (Continued)

(c) Contractual agreements with the VIE (Continued)

Risks in relation to the VIE structure (Continued)

The following financial information of the Group’s VIE and the VIE’s subsidiaries as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 is included in the accompanying consolidated financial statements of the Group as follows:

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000
Current assets:
Cash and cash equivalents	27,413	23,868
Restricted cash	—	822
Short‑term investments	36,850	54,867
Accounts receivable, net	139,408	65,617
Amounts due from the Company and its subsidiaries	19,004	38,442
Receivables due from related parties of the Group	—	20
Prepayments and other current assets	15,292	17,527
Non‑current assets:
Property and equipment, net	7,365	5,817
Intangible assets, net	2,079	1,483
Long-term investments, net	131,467	64,233
Operating lease right-of-use assets, net	34,454	18,606
Total assets	413,332	291,302
Current liabilities:
Accounts payable	60,376	59,835
Salary and welfare payables	25,605	19,222
Taxes payable	2,841	—
Deferred revenue	23,428	19,301
Amounts due to the Company and its subsidiaries	141,457	198,175
Amounts due to related parties of the Group	261	789
Accrued liabilities and other payables	20,634	11,145
Short-term bank loan	9,950	4,000
Operating lease liabilities	8,953	7,860
Non-current liabilities:
Operating lease liabilities	26,826	11,743
Other non-current liabilities	174	—
Total liabilities	320,505	332,070

1. Nature of Operations and Reorganization (Continued)

(c) Contractual agreements with the VIE (Continued)

Risks in relation to the VIE structure (Continued)

	For the year Ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Third-party revenues	320,526	340,058	231,070
Cost of revenues	(211,698)	(212,747)	(151,908)
Gross profit	108,828	127,311	79,162
Operating expenses	(131,984)	(198,610)	(146,241)
Loss from operations	(23,156)	(71,299)	(67,079)
Gain on disposal of subsidiaries	38,019	3,366	839
Share of income/(loss) from equity method investments	523	(546)	(3,070)
Long-term investments income/(loss), net	15,964	(8,079)	(62,763)
Short-term investments income	1,262	706	462
Others, net	9,402	7,689	1,121
Income/(Loss) before income tax	42,014	(68,163)	(130,490)
Income tax (expense)/credit	(361)	43	(64)
Net income/(loss)	41,653	(68,120)	(130,554)

	For the year Ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Net cash provided/(used in) by operating activities	77,322	(123,798)	23,276
Purchase of short-term investments	(417,490)	(312,270)	(160,034)
Proceeds from maturities of short-term investments	494,709	296,221	141,242
Investment in long-term investments	(38,970)	(9,500)	(4,050)
Cash received from disposal of an equity investee	—	—	5,450
Loan collected from related parties	2,000	—	—
Loan collected from inter-company entities	100	—	—
Loan paid to inter-Company entities	—	—	(17,000)
Cash received from customer in relation to advertisement agent services	70,208	68,838	15,984
Cash paid on behalf of the customer in relation to advertisement agent services	(64,054)	—	—
Net cash upon disposal of subsidiaries	—	—	(2,992)
Others	(3,361)	(4,571)	(1,674)
Net cash provided/(used in) by investing activities	43,142	38,718	(23,074)
Capital injection from noncontrolling interest shareholders	174	255	—
Proceeds from loans provided by inter-company entities	—	25,400	8,000
Repayments of loans provided by inter-company entities	(65,876)	(15,147)	(1,300)
Dividends to non-controlling shareholder of a subsidiary	—	—	(3,675)
Others	4,950	226	(5,950)
Net cash (used in)/provided by financing activities	(60,752)	10,734	(2,925)
Increase/(Decrease) in cash, cash equivalents and restricted cash	59,712	(74,346)	(2,723)
Cash, cash equivalents and restricted cash at beginning of year	42,047	101,759	27,413
Cash, cash equivalents and restricted cash at end of year	101,759	27,413	24,690

1. Nature of Operations and Reorganization (Continued)

(c) Contractual agreements with the VIE (Continued)

Risks in relation to the VIE structure (Continued)

The Company’s involvement with the VIE is through the contractual arrangements disclosed above. All recognized assets held by the VIE are disclosed in the table above. Unrecognized revenue-producing assets held by the VIE include the Internet Content Provision License, tradename of 36Kr, the domain names of 36kr.com, 36Kr mobile application, 36Kr official account on social networks, customer relationship relating to online advertising and enterprise value-added services, customer lists relating to subscription services and assembled workforce.

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIE and can have assets transferred out of the VIE. Therefore, the Company considers that there are no assets in the respective VIE that can be used only to settle obligations of the respective VIE, except for the registered capital of the VIE as well as certain non-distributable statutory reserves. As the respective VIE is incorporated as a limited liability company under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIE. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. As the Group is conducting certain businesses in the PRC through the VIE, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.